Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Destra Investment Trust
Entity Central Index Key	0001492374
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000174035
Shareholder Report [Line Items]
Fund Name	Destra Flaherty & Crumrine Preferred and Income Fund
Class Name	Class A
Trading Symbol	DPIAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-855-3434
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.46%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.46%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Destra Flaherty & Crumrine Preferred and Income Fund A	Destra Flaherty & Crumrine Preferred and Income Fund A - with load	ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
09/30/15	$10,000	$9,552	$10,000
09/30/16	$11,084	$10,587	$10,902
09/30/17	$11,904	$11,371	$11,696
09/30/18	$11,876	$11,344	$11,810
09/30/19	$13,049	$12,465	$12,987
09/30/20	$13,305	$12,709	$13,594
09/30/21	$14,723	$14,064	$14,830
09/30/22	$12,603	$12,039	$12,723
09/30/23	$12,764	$12,192	$13,126
09/30/24	$15,094	$14,418	$15,544
09/30/25	$16,157	$15,433	$16,227

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Destra Flaherty & Crumrine Preferred and Income Fund A
Without Load	7.04%	3.96%	4.91%
With Load	2.21%	3.00%	4.43%
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC	4.39%	3.60%	4.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 222,052,881
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 1,773,066
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$222,052,881 Number of Portfolio Holdings212 Advisory Fee $1,773,066 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Debt Securities	1.3%
Money Market Funds	3.9%
Contingent Capital Securities	24.1%
Preferred Securities	70.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Health Care	0.3%
Materials	0.5%
Consumer Discretionary	0.7%
Consumer Staples	1.7%
Communications	2.0%
Money Market Funds	3.9%
Energy	4.2%
Utilities	12.4%
Financials	74.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Liberty Mutual Group, Inc., 7.800%, 03/15/37	3.6%
Banco Santander S.A., 4.750%, 08/12/73	3.0%
Provident Financing Trust I, 7.405%, 03/15/38	2.2%
Athene Holding Ltd., 6.350%, 06/30/29	1.7%
Flagstar Financial Inc., 6.375%, 03/17/27	1.6%
Synovus Financial Corporation, 8.397%, 07/01/29	1.5%
Delphi Financial Group, Inc., 7.663%, 05/15/37	1.4%
HSBC Holdings PLC, 8.000%, 09/07/73	1.4%
Land O' Lakes, Inc., 8.000%, 09/15/65	1.4%
BNP Paribas S.A., 8.500%, 08/14/73	1.4%

C000174036
Shareholder Report [Line Items]
Fund Name	Destra Flaherty & Crumrine Preferred and Income Fund
Class Name	Class C
Trading Symbol	DPICX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-855-3434
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.22%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Destra Flaherty & Crumrine Preferred and Income Fund C	ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Sep-2015	$10,000	$10,000
Sep-2016	$11,003	$10,902
Sep-2017	$11,727	$11,696
Sep-2018	$11,613	$11,810
Sep-2019	$12,660	$12,987
Sep-2020	$12,812	$13,594
Sep-2021	$14,074	$14,830
Sep-2022	$11,951	$12,723
Sep-2023	$12,019	$13,126
Sep-2024	$14,110	$15,544
Sep-2025	$14,991	$16,227

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Destra Flaherty & Crumrine Preferred and Income Fund C	6.24%	3.19%	4.13%
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC	4.39%	3.60%	4.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 222,052,881
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 1,773,066
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$222,052,881 Number of Portfolio Holdings212 Advisory Fee $1,773,066 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Debt Securities	1.3%
Money Market Funds	3.9%
Contingent Capital Securities	24.1%
Preferred Securities	70.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Health Care	0.3%
Materials	0.5%
Consumer Discretionary	0.7%
Consumer Staples	1.7%
Communications	2.0%
Money Market Funds	3.9%
Energy	4.2%
Utilities	12.4%
Financials	74.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Liberty Mutual Group, Inc., 7.800%, 03/15/37	3.6%
Banco Santander S.A., 4.750%, 08/12/73	3.0%
Provident Financing Trust I, 7.405%, 03/15/38	2.2%
Athene Holding Ltd., 6.350%, 06/30/29	1.7%
Flagstar Financial Inc., 6.375%, 03/17/27	1.6%
Synovus Financial Corporation, 8.397%, 07/01/29	1.5%
Delphi Financial Group, Inc., 7.663%, 05/15/37	1.4%
HSBC Holdings PLC, 8.000%, 09/07/73	1.4%
Land O' Lakes, Inc., 8.000%, 09/15/65	1.4%
BNP Paribas S.A., 8.500%, 08/14/73	1.4%

C000174037
Shareholder Report [Line Items]
Fund Name	Destra Flaherty & Crumrine Preferred and Income Fund
Class Name	Class I
Trading Symbol	DPIIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-855-3434
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.21%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Destra Flaherty & Crumrine Preferred and Income Fund I	ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Sep-2015	$10,000	$10,000
Sep-2016	$11,130	$10,902
Sep-2017	$11,981	$11,696
Sep-2018	$11,983	$11,810
Sep-2019	$13,197	$12,987
Sep-2020	$13,490	$13,594
Sep-2021	$14,963	$14,830
Sep-2022	$12,840	$12,723
Sep-2023	$13,037	$13,126
Sep-2024	$15,457	$15,544
Sep-2025	$16,592	$16,227

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Destra Flaherty & Crumrine Preferred and Income Fund I	7.34%	4.23%	5.19%
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC	4.39%	3.60%	4.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 222,052,881
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 1,773,066
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$222,052,881 Number of Portfolio Holdings212 Advisory Fee $1,773,066 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Debt Securities	1.3%
Money Market Funds	3.9%
Contingent Capital Securities	24.1%
Preferred Securities	70.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Health Care	0.3%
Materials	0.5%
Consumer Discretionary	0.7%
Consumer Staples	1.7%
Communications	2.0%
Money Market Funds	3.9%
Energy	4.2%
Utilities	12.4%
Financials	74.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Liberty Mutual Group, Inc., 7.800%, 03/15/37	3.6%
Banco Santander S.A., 4.750%, 08/12/73	3.0%
Provident Financing Trust I, 7.405%, 03/15/38	2.2%
Athene Holding Ltd., 6.350%, 06/30/29	1.7%
Flagstar Financial Inc., 6.375%, 03/17/27	1.6%
Synovus Financial Corporation, 8.397%, 07/01/29	1.5%
Delphi Financial Group, Inc., 7.663%, 05/15/37	1.4%
HSBC Holdings PLC, 8.000%, 09/07/73	1.4%
Land O' Lakes, Inc., 8.000%, 09/15/65	1.4%
BNP Paribas S.A., 8.500%, 08/14/73	1.4%